RULE 497(j) CERTIFICATION
Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectuses and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 5 to BB&T Variable Insurance Funds’ Registration Statement on Form N-1A filed on April 27, 2007 and effective as of May 1, 2007 pursuant to Rule 485(b):
1.	Prospectus, dated May 1, 2007, relating to the BB&T Large Cap Variable Insurance Fund.

2.	Prospectus, dated May 1, 2007, relating to the BB&T Mid Cap Growth Variable Insurance Fund.

3.	Prospectus, dated May 1, 2007, relating to the BB&T Capital Manager Equity Variable Insurance Fund.

4.	Prospectus, dated May 1, 2007, relating to the BB&T Special Opportunities Equity Variable Insurance Fund.

5.	Prospectus, dated May 1, 2007, relating to the BB&T Total Return Bond Variable Insurance Fund.

7. Statement of Additional Information, dated May 1, 2007, relating to the BB&T Large Cap Variable Insurance Fund, BB&T Mid Cap Growth Variable Insurance Fund, BB&T Capital Manager Equity Variable Insurance Fund, BB&T Special Opportunities Equity Variable Insurance Fund, and the BB&T Total Return Bond Variable Insurance Fund.
The text of Post-Effective Amendment No. 5 to the Registration Statement was filed electronically.

BB&T Variable Insurance Funds Registrant

/s/ Keith F. Karlawish *Keith F. Karlawish
President

	*By:	/s/ Alan G. Priest Alan G. Priest
Attorney in Fact
May 2, 2007